7. Business Acquisitions (Details - allocation of purchase) - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2019	Jun. 29, 2019	Sep. 01, 2019	Oct. 06, 2020	Dec. 01, 2020	Jan. 06, 2020	Mar. 31, 2021	Mar. 31, 2020
Gain on bargain purchase							$ 91,870	$ 52,583
United Combat League [Member]
Cash paid for acquisition	$ 20,000
Common stock issued to sellers, value	39,000
Total consideration	$ 59,000
Stock issued for acquisition, shares	6,000,000
Intangible assets acquired from acquisition	$ 59,000
Percent acquired	100.00%
Pinnacle Combat LLC [Member]
Cash paid for acquisition		$ 20,000
Common stock issued to sellers, value		62,400
Total consideration		$ 82,400
Stock issued for acquisition, shares		8,000,000
Fair value of acquired assets		$ 73,380
Intangible assets acquired from acquisition		34,048
Fair value of liabilities assumed		25,028
Fair value of net identifiable assets (liabilities) acquired		$ 82,400
Percent acquired		100.00%
Pinnacle Combat LLC [Member] | Cages [Member]
Fair value of acquired assets		$ 54,000
Pinnacle Combat LLC [Member] | Event Assets [Member]
Fair value of acquired assets		3,420
Pinnacle Combat LLC [Member] | Truck/Trailer [Member]
Fair value of acquired assets		1,710
Pinnacle Combat LLC [Member] | Venture Lighting System [Member]
Fair value of acquired assets		$ 14,250
Strike Hard Productions LLC [Member]
Cash paid for acquisition			$ 20,000
Common stock issued to sellers, value			52,200
Total consideration			$ 72,200
Stock issued for acquisition, shares			9,000,000
Fair value of acquired assets			$ 23,000
Intangible assets acquired from acquisition			49,200
Fair value of net identifiable assets (liabilities) acquired			$ 72,200
Percent acquired			100.00%
Strike Hard Productions LLC [Member] | Cages [Member]
Fair value of acquired assets			$ 22,000
Strike Hard Productions LLC [Member] | Event Assets [Member]
Fair value of acquired assets			$ 1,000
One More Gym LLC [Member]
Cash paid for acquisition						$ 30,000
Common stock issued to sellers, value						31,800
Total consideration						61,800
Cash acquired from acquisition						2,392
Property and equipment acquired from acquisition						149,703
Inventory acquired from acquisition						$ 10,000
Stock issued for acquisition, shares						6,000,000
Intangible assets acquired from acquisition						$ 83,000
Fair value of liabilities assumed						130,712
Fair value of net identifiable assets (liabilities) acquired						114,383
Gain on bargain purchase						$ 52,583
Percent acquired						100.00%
CFit Indiana, Inc. [Member]
Cash paid for acquisition				$ 115,000
Total consideration				115,000
Property and equipment acquired from acquisition				133,850
Fair value of acquired assets				133,850
Intangible assets acquired from acquisition				73,020
Gain on bargain purchase				$ 91,870
Percent acquired				100.00%
Hillcrest Fitness [Member]
Cash paid for acquisition					$ 100,000
Property and equipment acquired from acquisition					85,989
Fair value of acquired assets					100,000
Intangible assets acquired from acquisition					$ 14,011
Percent acquired					100.00%